Equity - Schedule of Composition of Share Capital (Details) - shares	Mar. 31, 2026	Dec. 31, 2025
Shareholder
Number of shares	129,587,543	200
Total shares %	100.00%	100.00%
J&F International B.V. [Member]
Shareholder
Number of shares	86,451,624	162
Total shares %	66.71%	81.00%
Banco Original S.A. [Member]
Shareholder
Number of shares	10,139,388	8
Total shares %	7.82%	4.00%
Stichting JAB [Member]
Shareholder
Number of shares	4,269,216	6
Total shares %	3.29%	3.00%
Stichting ACC Family [Member]
Shareholder
Number of shares	3,201,912	2
Total shares %	2.47%	1.00%
Stichting AGR [Member]
Shareholder
Number of shares	1,067,304	2
Total shares %	0.82%	1.00%
Stichting ECS [Member]
Shareholder
Number of shares	1,067,304	19
Total shares %	0.82%	9.50%
Albino Andrade de Pinho [Member]
Shareholder
Number of shares	533,652	1
Total shares %	0.41%	0.50%
Other Investors (Free Float) [Member]
Shareholder
Number of shares	22,857,143
Total shares %	17.64%	0.00%